File No. 33-42162

811-06377

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 62  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 62  [X]

(Check appropriate box or boxes.)

BNY Mellon Municipal Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3rd day of January, 2020.

BNY Mellon Municipal Funds, Inc.

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	01/03/2020
Renee LaRoche-Morris
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	01/03/2020

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	01/03/2020

Joseph S. DiMartino

/s/ Gordon J. Davis*	Board Member	01/03/2020

Gordon J. Davis

/s/ Joni Evans*	Board Member	01/03/2020

Joni Evans

/s/ Joan L. Gulley*	Board Member	01/03/2020

Joan L. Gulley

/s/ Ehud Houminer*	Board Member	01/03/2020

Ehud Houminer

/s/ Alan H. Howard*	Board Member	01/03/2020

Alan H. Howard

/s/ Robin A. Melvin*	Board Member	01/03/2020

Robin A. Melvin

/s/ Burton N. Wallack*	Board Member	01/03/2020

Burton N. Wallack

/s/ Benaree P. Wiley*	Board Member	01/03/2020

Benaree P. Wiley

*BY:	/s/Sarah S. Kelleher
Sarah S. Kelleher, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

 EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.